Schedule of Investments | Aggressive Growth Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 91.4%
	AEROSPACE/DEFENSE - 4.2%
4,144	HEICO Corp.	$554,509
1,155	TransDigm Group, Inc. *	558,789
		1,113,298
	BANKS - 6.0%
14,440	CenterState Banks, Inc.	332,553
6,602	East West Bancorp, Inc.	308,776
2,406	SVB Financial Group *	540,364
8,861	Western Alliance Bancorp *	396,264
		1,577,957
	BIOTECHNOLOGY - 2.9%
18,229	Amarin Corp PLC (ADR) *	353,460
2,279	Sage Therapeutics, Inc. *	417,262
		770,722
	CHEMICALS - 2.3%
2,915	Ingevity Corp. *	306,571
1,506	Quaker Chemical Corp.	305,537
		612,108
	COMMERCIAL SERVICES - 7.6%
5,112	ASGN, Inc. *	309,787
1,918	FleetCor Technologies, Inc. *	538,670
4,136	Insperity, Inc.	505,171
3,530	Strategic Education, Inc.	628,340
		1,981,968
	COMPUTERS - 8.2%
2,633	EPAM Systems, Inc. *	455,772
5,533	Genpact Ltd.	210,752
6,819	Nutanix, Inc. *	176,885
22,551	Rapid7, Inc. *	1,304,350
		2,147,759
	ELECTRONICS - 2.3%
7,415	Fortive Corp.	604,471

	HEALTHCARE - PRODUCTS - 13.7%
5,937	DENTSPLY SIRONA, Inc.	346,483
3,141	Edwards Lifesciences Corp. *	580,268
4,322	Henry Schein, Inc. *	302,108
1,407	ICU Medical, Inc. *	354,437
9,142	Insulet Corp. *	1,091,372
2,743	Teleflex, Inc.	908,345
		3,583,013
	HEALTHCARE - SERVICES - 3.3%
4,260	Encompass Health Corp.	269,914
3,921	ICON PLC *	603,716
		873,630
	INSURANCE - 1.0%
9,974	American Equity Investment Life Holding Co.	270,894

	INTERNET - 7.6%
1,500	Palo Alto Networks, Inc. *	305,640
3,425	Proofpoint, Inc. *	411,856
10,985	RingCentral, Inc. - Class A *	1,262,396
		1,979,892

Schedule of Investments | Aggressive Growth Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - CONSTRUCTION & MINING - 1.9%
5,885	Oshkosh Corp.	$491,339

	OIL & GAS - 0.8%
2,080	Concho Resources, Inc.	214,614

	PHARMACEUTICALS - 5.0%
1,514	Ascendis Pharma (ADR) *	174,337
1,022	DexCom, Inc. *	153,137
2,449	GW Pharmaceuticals PLC (ADR) *	422,183
2,120	PRA Health Sciences, Inc. *	210,198
2,270	Sarepta Therapeutics, Inc. *	344,927
		1,304,782
	RETAIL - 7.4%
2,274	Burlington Stores, Inc. *	386,921
13,146	Farfetch Ltd. *	273,437
6,746	Ollie’s Bargain Outlet Holdings, Inc. *	587,644
6,363	Tractor Supply Co.	692,294
		1,940,296
	SEMICONDUCTORS - 5.8%
16,086	Advanced Micro Devices, Inc. *	488,532
4,108	Monolithic Power System, Inc.	557,784
4,782	NXP Semiconductors NV	466,771
		1,513,087
	SOFTWARE - 10.5%
6,969	Fidelity National Information Services, Inc.	854,957
6,132	InterXion Holding NV *	466,584
7,742	ManTech International Corp.	509,811
1,643	MSCI, Inc.	392,332
1,916	ServiceNow, Inc. *	526,076
		2,749,760
	TELECOMMUNICATIONS - 0.9%
20,256	Vonage Holdings Corp. *	229,500

	TOTAL COMMON STOCK (Cost $19,117,381)	23,959,090

	MONEY MARKET FUND - 8.0%
2,108,627	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)
	(Cost $2,108,627)	2,108,627

	TOTAL INVESTMENTS - 99.4% (Cost $21,226,008)	$26,067,717
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%	157,657
	NET ASSETS - 100.0%	$26,225,374

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | International Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 94.8%
	APPAREL - 1.2%
187,360	Prada SpA (ADR)	$1,142,896

	AUTO PARTS & EQUIPMENT - 2.9%
28,400	Magna International, Inc. - Class A	1,411,480
90,300	Valeo SA (ADR)	1,455,636
		2,867,116
	BANKS - 10.2%
41,839	DBS Group Holdings Ltd. (ADR)	3,212,817
130,000	DNB ASA (ADR)	2,411,500
90,500	Intesa Sanpaola SpA (ADR)	1,157,495
79,600	KBC Group NV (ADR)	2,598,940
156,000	Mizuho Financial Group, Inc. (ADR)	449,280
		9,830,032
	BUILDING MATERIALS - 1.1%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,102,233

	CHEMICALS - 2.1%
21,600	Arkema SA (ADR)	1,994,112

	COMMERCIAL SERVICES - 1.3%
11,000	Ashtead Group PLC (ADR)	1,260,215

	COSMETICS/PERSONAL CARE - 0.9%
12,000	Shiseido Co. Ltd. (ADR)	908,280

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
95,000	Deutsche Boerse AG (ADR)	1,337,600
45,100	ORIX Corp. (ADR)	3,377,088
		4,714,688
	ELECTRIC - 2.3%
181,000	Enel SpA (ADR)	1,250,710
128,900	Power Assets Holdings Ltd. (ADR)	938,392
		2,189,102
	ENGINEERING & CONSTRUCTION - 3.6%
137,000	Vinci SA (ADR)	3,494,870

	FOOD - 4.9%
18,000	Kerry Group PLC (ADR)	2,169,000
110,000	Mowi ASA (ADR)	2,567,400
		4,736,400
	HAND/MACHINE TOOLS - 3.3%
82,650	Techtronic Industries Co. (ADR)	3,138,221

	HEALTHCARE - PRODUCTS - 4.1%
20,700	Alcon, Inc. *	1,284,435
61,000	Smith & Nephew PLC (ADR)	2,655,940
		3,940,375
	HEALTHCARE - SERVICES - 2.5%
61,000	Fresenius Medical Care AG & Co. (ADR)	2,396,080

	HOME BUILDERS - 1.0%
58,000	Sekisui House Ltd. (ADR)	957,000

	INSURANCE - 7.4%
61,300	Ageas (ADR)	3,194,956
67,000	AIA Group Ltd. (ADR)	2,891,050
44,200	Muenchener Rueckversicherungs AG (ADR)	1,106,768
		7,192,774

Schedule of Investments | International Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 6.1%
25,000	SINA Corp. *	$1,078,250
64,800	Tencent Holdings Ltd. (ADR)	2,932,848
50,700	Yandex NV *	1,926,600
		5,937,698
	LEISURE TIME - 1.5%
99,000	Shimano, Inc. (ADR)	1,473,120

	MACHINERY - DIVERSIFIED - 2.5%
53,500	Atlas Copco AB (ADR)	1,533,310
84,000	CNH Industrial NV	863,520
		2,396,830
	METAL FABRICATE/HARDWARE - 0.6%
21,000	Tenaris SA (ADR)	552,510

	MINING - 1.9%
29,000	Rio Tinto PLC (ADR)	1,807,860

	MISCELLANEOUS MANUFACTURING - 2.2%
41,138	FUJIFILM Holdings Corp. (ADR)	2,087,753

	OIL & GAS - 4.6%
62,600	Eni SpA (ADR)	2,067,678
120,000	EQUINOR ASA (ADR)	2,373,600
		4,441,278
	OIL & GAS SERVICES - 1.1%
40,600	Technip SA *	1,053,164

	PHARMACEUTICALS - 1.9%
55,500	Ipsen SA (ADR)	1,872,570

	RETAIL - 2.1%
97,400	Arcos Dorados Holdings, Inc.	709,072
82,000	Pan Pacific International Holdings Corp. (ADR)	1,303,185
		2,012,257
	SEMICONDUCTORS - 1.6%
9,500	Mellanox Technologies Ltd. *	1,051,365
5,000	NXP Semiconductors NV	488,050
		1,539,415
	SOFTWARE - 5.2%
36,700	Amadeus IT Holdings SA (ADR)	2,908,475
51,640	Open Text Corp.	2,127,568
		5,036,043
	TELECOMMUNICATIONS - 5.9%
18,600	Nice Ltd. (ADR) *	2,548,200
55,900	Nippon Telegraph & Telephone Corp. (ADR)	2,599,070
110,000	Nokia OYJ (ADR)	551,100
		5,698,370
	TRANSPORTATION - 2.9%
12,100	Canadian Pacific Railway Ltd.	2,846,404

	TRUCKING & LEASING - 1.0%
18,900	AerCap Holdings NV *	982,989

	TOTAL COMMON STOCK (Cost $81,868,267)	91,602,655

	MONEY MARKET FUND - 5.0%
4,862,455	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	4,862,455
	(Cost $4,862,455)

	TOTAL INVESTMENTS - 99.8% (Cost $86,730,722)	$96,465,110
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	202,198
	NET ASSETS - 100.0%	$96,667,308

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | International Fund
As of June 30, 2019 (Unaudited) (Continued)

Diversification of Assets

Country	% of Net Assets
Japan	13.6%
France	9.1%
Hong Kong	8.4%
United Kingdom	7.9%
Norway	7.6%
Canada	6.6%
Belgium	6.0%
Italy	5.8%
Germany	5.0%
China	4.2%
Israel	3.7%
Singapore	3.3%
Ireland	3.3%
Spain	3.0%
Russia	2.0%
Sweden	1.6%
Switzerland	1.3%
Uruguay	0.7%
Luxembourg	0.6%
Finland	0.6%
Netherlands	0.5%
Total	94.8%
Money Market Fund	5.0%
Other Assets Less Liabilities - Net	0.2%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 77.8%
	AEROSPACE/DEFENSE - 1.7%
8,236	General Dynamics Corp.	$1,497,470

	BANKS - 3.0%
17,640	East West Bancorp, Inc.	825,023
5,861	SVB Financial Group *	1,316,322
10,828	Western Alliance Bancorp *	484,228
		2,625,573
	BIOTECHNOLOGY - 1.6%
2,397	Sage Therapeutics, Inc. *	438,867
5,423	Vertex Pharmaceuticals, Inc. *	994,470
		1,433,337
	COMMERCIAL SERVICES - 1.4%
5,384	Grand Canyon Education, Inc. *	630,036
1,952	MarketAxess Holdings, Inc.	627,412
		1,257,448
	COMPUTERS - 4.8%
3,672	EPAM Systems, Inc. *	635,623
9,032	Nutanix, Inc. *	234,290
41,057	Rapid7, Inc. *	2,374,737
20,991	Western Digital Corp.	998,122
		4,242,772
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
22,667	Intercontinental Exchange, Inc.	1,948,002

	ELECTRIC - 1.1%
30,623	PPL Corp.	949,619

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
16,987	Emerson Electric Co.	1,133,373

	ELECTRONICS - 6.2%
15,701	Amphenol Corp. - Class A	1,506,354
10,691	Fortive Corp.	871,530
17,966	Honeywell International, Inc.	3,136,684
		5,514,568
	FOOD - 1.7%
10,027	McCormick & Co., Inc.	1,554,285

	HEALTHCARE - PRODUCTS - 4.3%
1,001	ABIOMED, Inc. *	260,750
4,148	Edwards Lifesciences Corp. *	766,301
5,961	Insulet Corp. *	711,624
1,503	Intuitive Surgical, Inc. *	788,399
3,988	Teleflex, Inc.	1,320,626
		3,847,700
	HEALTHCARE - SERVICES - 0.9%
14,607	Centene Corp. *	765,991

	INSURANCE - 2.1%
21,009	Arthur J. Gallagher & Co.	1,840,178

	INTERNET - 4.4%
23,328	CDW Corp.	2,589,408
6,466	Palo Alto Networks, Inc. *	1,317,512
		3,906,920

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - CONSTRUCTION & MINING - 2.2%
8,576	Caterpillar, Inc.	$1,168,823
9,244	Oshkosh Corp.	771,782
		1,940,605
	MACHINERY - DIVERSIFIED - 1.1%
11,275	Xylem, Inc.	943,041

	OIL & GAS - 2.8%
2,721	Concho Resources, Inc.	280,753
27,517	ConocoPhillips	1,678,537
5,113	Diamondback Energy, Inc.	557,164
		2,516,454
	PHARMACEUTICALS - 4.0%
6,600	Neurocrine Biosciences, Inc. *	557,238
5,998	Sarepta Therapeutics, Inc. *	911,396
10,780	Zoetis, Inc.	2,131,342
		3,599,976
	RETAIL - 12.8%
5,808	Burlington Stores, Inc. *	988,231
7,251	Costco Wholesale Corp.	1,916,149
10,165	Dollar General Corp.	1,373,901
28,457	Lowe’s Cos, Inc.	2,871,596
2,448	Lululemon Athletica, Inc. *	441,154
4,296	O’Reilly Automotive, Inc. *	1,586,599
19,421	Restaurant Brands International, Inc.	1,350,536
7,836	Tractor Supply Co.	852,557
		11,380,723
	SEMICONDUCTORS - 10.2%
27,827	Advanced Micro Devices, Inc. *	845,106
5,636	Broadcom Ltd.	1,622,379
20,149	Maxim Integrated Products, Inc.	1,205,313
27,637	Micron Technology, Inc. *	1,066,512
5,088	Monolithic Power Systems, Inc.	690,849
137,963	NVIDIA Corp.	2,265,224
14,269	NXP Semiconductors NV	1,392,797
		9,088,180
	SOFTWARE - 6.2%
9,110	Fidelity National Information Services, Inc.	1,117,615
19,243	InterXion Holding NV *	1,464,200
12,393	PTC, Inc. *	1,112,396
6,568	ServiceNow, Inc. *	1,803,376
		5,497,587
	TELECOMMUNICATIONS - 0.8%
61,776	Vonage Holdings Corp. *	699,922

	TRANSPORTATION - 1.0%
11,650	CSX Corp.	901,360

	TOTAL COMMON STOCK (Cost $56,441,429)	69,085,084

	EXCHANGE TRADED FUND (A) - 20.5%
720,000	Timothy Plan U.S. Large Cap Core ETF (Cost $18,061,200)	18,233,640

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.7%
1,521,242	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)	$1,521,242
	(Cost $1,521,242)

	TOTAL INVESTMENTS - 100.0% (Cost $76,023,871)	$88,839,966
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	(52,058)
	NET ASSETS - 100.0%	$88,787,908

*	Non-income producing securities.

**	Amount is less than 0.05%

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Small Cap Value Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.0%
	AEROSPACE/DEFENSE - 1.9%
45,510	Kaman Corp.	$2,898,532

	APPAREL - 1.9%
38,503	Oxford Industries, Inc.	2,918,527

	AUTO PARTS & EQUIPMENT - 3.0%
69,035	Douglas Dynamics, Inc.	2,746,903
40,405	Gentherm, Inc. *	1,690,141
		4,437,044
	BANKS - 11.6%
75,170	Central Pacific Financial Corp.	2,252,093
79,355	Columbia Banking System, Inc.	2,871,064
21,935	Glacier Bancorp, Inc.	889,464
87,605	Great Western Bancorp, Inc.	3,129,251
99,244	Heritage Commerce Corp.	1,215,739
26,924	Legacy Texas Financial Group, Inc.	1,096,076
82,135	Renasant Corp.	2,951,932
40,827	South State Corp.	3,007,725
		17,413,344
	BUILDING MATERIALS - 5.2%
37,730	Apogee Enterprises, Inc.	1,638,991
110,701	Continental Building Products, Inc. *	2,941,326
84,019	Universal Forest Products, Inc.	3,197,763
		7,778,080
	CHEMICALS - 2.0%
33,455	Innospec, Inc.	3,052,434

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
30,411	Houlihan Lokey, Inc.	1,354,202
44,210	Moelis & Co.	1,545,140
		2,899,342
	ELECTRIC - 3.2%
47,256	Avista Corp.	2,107,618
38,094	NorthWestern Corp.	2,748,482
		4,856,100
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
33,247	Novanta, Inc. *	3,135,192

	ELECTRONICS - 1.1%
14,522	OSI Systems, Inc. *	1,635,613

	ENGINEERING & CONSTRUCTION - 2.1%
62,955	Comfort Systems USA, Inc.	3,210,075

	FOOD - 4.0%
212,767	Hostess Brands, Inc. *	3,072,356
17,693	J & J Snack Foods Corp.	2,847,688
		5,920,044
	GAS - 2.1%
91,460	South Jersey Industries, Inc.	3,084,946

	HEALTHCARE - PRODUCTS - 2.0%
35,711	CONMED Corp.	3,055,790

	HOME BUILDERS - 2.1%
52,474	Installed Building Products, Inc. *	3,107,510

Schedule of Investments | Small Cap Value Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.7%
40,745	Argo Group International Holdings Ltd	$3,017,167
37,222	Employers Holdings, Inc.	1,573,374
36,103	Mercury General Corp.	2,256,438
17,397	Safety Insurance Group, Inc.	1,654,977
		8,501,956
	MACHINERY - DIVERSIFIED 4.8%
20,537	Alamo Group, Inc.	2,052,262
37,595	Albany International Corp. - Class A	3,117,001
47,900	Columbus McKinnon Corp.	2,010,363
		7,179,626
	MISCELLANEOUS MANUFACTURER - 2.0%
60,211	Federal Signal Corp.	1,610,644
66,139	Lydall, Inc. *	1,336,008
		2,946,652
	OFFICE FURNISHINGS - 4.0%
196,510	Interface, Inc.	3,012,498
131,055	Knoll, Inc.	3,011,644
		6,024,142
	OIL & GAS - 5.3%
474,814	Callon Petroleum Co. *	3,129,024
166,601	Jagged Peak Energy, Inc. *	1,377,790
40,100	Penn Virginia Corp. *	1,230,268
443,574	SRC Energy, Inc. *	2,200,127
		7,937,209
	OIL & GAS SERVICES - 1.6%
118,887	ProPetro Holding Corp. *	2,460,961

	RETAIL - 5.0%
72,188	BJ’s Wholesale Club Holdings, Inc. *	1,905,763
153,135	Bloomin’ Brands, Inc.	2,895,783
27,466	Children’s Place, Inc.	2,619,707
		7,421,253
	SAVINGS & LOANS - 2.1%
94,833	Berkshire Hills Bancorp, Inc.	2,976,808
5,500	Washington Federal, Inc.	192,115
		3,168,923
	SEMICONDUCTORS - 2.4%
34,801	Brooks Automation, Inc.	1,348,539
149,382	Lattice Semiconductor Corp. *	2,179,483
		3,528,022
	SOFTWARE - 1.9%
32,540	Omnicell, Inc. *	2,799,416

	TELECOMMUNICATIONS - 2.0%
227,895	Viavi Solutions, Inc. *	3,028,725

	TEXTILES - 2.0%
16,138	UniFirst Corp.	3,043,143

	TOTAL COMMON STOCK (Cost $118,678,733)	127,442,601

	REITs - 11.8%
137,363	Columbia Property Trust, Inc.	2,848,909
158,775	Easterly Government Properties, Inc.	2,875,415
57,183	National Storage Affiliates Trust	1,654,876
56,842	PotlatchDeltic Corp.	2,215,701
187,220	Ramco-Gershenson Properties Trust	2,267,234
94,820	STAG Industrial, Inc.	2,867,357
251,672	Summit Hotel Properties, Inc.	2,886,678
	TOTAL REITs (Cost $18,379,642)	17,616,170

Schedule of Investments | Small Cap Value Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 2.7%
4,094,422	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	$4,094,422
	(Cost $4,094,422)

	TOTAL INVESTMENTS - 99.5% (Cost $141,152,797)	$149,153,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%	778,401
	NET ASSETS - 100.0%	$149,931,594

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 74.3%
	AEROSPACE/DEFENSE - 2.2%
25,885	General Dynamics Corp.	$4,706,411

	BANKS - 5.9%
99,995	Chemical Financial Corp.	4,110,795
45,695	East West Bancorp, Inc.	2,137,155
78,567	First Hawaiian, Inc.	2,032,528
101,190	Western Alliance Bancorp *	4,525,217
		12,805,695
	BUILDING MATERIALS - 2.0%
47,184	Eagle Materials, Inc.	4,373,957

	CHEMICALS - 2.1%
10,008	Sherwin-Williams Co.	4,586,566

	COMPUTERS - 2.0%
69,279	Amdocs Ltd.	4,301,533

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
52,900	Intercontinental Exchange, Inc.	4,546,226

	ELECTRIC - 4.4%
78,370	CMS Energy Corp.	4,538,407
39,090	DTE Energy Co.	4,998,829
		9,537,236
	ELECTRIC COMPONENTS & EQUIPMENT - 3.1%
49,695	Energizer Holdings, Inc.	1,920,215
37,180	Hubbell, Inc.	4,848,272
		6,768,487
	ELECTRONICS - 11.4%
45,580	Amphenol Corp. - Class A	4,372,945
99,125	Avnet, Inc.	4,487,389
88,650	FLIR Systems, Inc.	4,795,965
24,546	Honeywell International, Inc.	4,285,486
84,425	nVent Electric PLC	2,092,896
48,575	PerkinElmer, Inc.	4,679,716
		24,714,397
	ENVIRONMENTAL CONTROL - 1.2%
72,101	Pentair PLC	2,682,157

	FOOD - 4.8%
93,223	Flowers Foods, Inc.	2,169,299
33,419	JM Smucker Co.	3,849,535
27,541	McCormick & Co., Inc.	4,269,131
		10,287,965
	HEALTHCARE - PRODUCTS - 5.6%
81,715	Dentsply Sirona, Inc.	4,768,887
117,560	Patterson Companies, Inc.	2,692,124
30,923	STERIS PLC	4,603,816
		12,064,827
	INSURANCE - 4.0%
49,863	Arthur J. Gallagher & Co.	4,367,500
17,146	Everest Re Group Ltd.	4,238,148
		8,605,648
	MACHINERY - DIVERSIFIED - 2.2%
37,139	Curtiss-Wright Corp.	4,721,481

	MEDIA - 2.0%
3,779	Cable One, Inc.	4,425,171

	MISCELLANEOUS MANUFACTURING - 1.1%
27,300	Eaton Corp. PLC	2,273,544

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 4.9%
38,805	Diamondback Energy, Inc.	$4,228,581
44,205	EOG Resources, Inc.	4,118,138
39,725	Marathon Petroleum Corp.	2,219,833
		10,566,552
	RETAIL - 3.0%
13,266	Advance Auto Parts, Inc.	2,044,821
43,542	Genuine Parts Co.	4,510,080
		6,554,901
	SEMICONDUCTORS - 6.1%
36,635	KLA - Tencor Corp.	4,330,257
11,210	Lam Research Corp.	2,105,686
90,313	Marvell Technology Group Ltd.	2,155,771
77,555	Maxim Integrated Products, Inc.	4,639,340
		13,231,054
	SOFTWARE - 1.0%
16,378	Broadridge Financial Solutions, Inc.	2,091,143

	TEXTILES - 1.3%
19,250	Mohawk Industries, Inc. *	2,838,798

	TRANSPORTATION - 1.9%
24,173	Union Pacific Corp.	4,087,896

	TOTAL COMMON STOCK (Cost $135,717,136)	160,771,645

	EXCHANGE TRADED FUNDS (A) - 21.4%
920,000	Timothy Plan High Dividend Stock ETF	22,898,800
920,000	Timothy Plan U.S. Large Cap Core ETF	23,298,540
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	46,197,340

	REITs - 3.9%
18,232	Public Storage	4,342,316
25,770	Simon Property Group, Inc.	4,117,015
	TOTAL REITs (Cost $8,471,406)	8,459,331

	MONEY MARKET FUND - 0.4%
981,397	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)	981,397
	(Cost $981,397)

	TOTAL INVESTMENTS - 100.0% (Cost $191,234,339)	$216,409,713
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	(84,069)
	NET ASSETS - 100.0%	$216,325,644

*	Non-income producing securities.

**	Less than 0.05%.

ETF - Exchange Traded Funds.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Affiliated Funds.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Fixed Income Fund
As of June 30, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 95.4%
	CORPORATE BONDS - 34.7%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,017,315
1,000,000	American Electric Power	3.200	11/13/2027	1,021,306
500,000	Analog Devices, Inc.	3.900	12/15/2025	528,554
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,053,289
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,005,208
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	1,017,817
1,000,000	Buckeye Partners LP	3.950	12/1/2026	887,094
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	1,027,828
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,050,675
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,077,018
1,000,000	CSX Corp.	3.250	6/1/2027	1,033,390
500,000	Digital Realty Trust LP	3.700	8/15/2027	514,349
500,000	Dollar General Corp.	4.125	5/1/2028	532,606
865,000	Dominion Energy, Inc.	2.579	7/1/2020	863,934
750,000	Eaton Corp.	2.750	11/2/2022	760,181
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,014,008
855,000	European Investment Bank	2.375	6/15/2022	869,225
880,000	HCP, Inc.	3.500	7/15/2029	884,976
897,651	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,060,390
750,000	Johnson Controls, Inc.	5.000	3/30/2020	763,875
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,022,051
865,000	KFW	2.125	6/15/2022	873,571
800,000	LYB International Finance BV	4.000	7/15/2023	842,551
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	877,616
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,552,920
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,044,120
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	1,031,097
870,000	Province of Ontario Canada	2.500	4/27/2026	885,489
865,000	Province of Quebec Canada	2.375	1/31/2022	875,214
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,016,579
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	734,630
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,227,644
830,000	WEC Energy Group, Inc.	3.550	6/15/2025	872,269
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,032,625
	TOTAL CORPORATE BONDS (Cost $31,218,818)			31,871,414

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.7%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 27.3%
294,924	GNMA Pool G2 4520	5.000	8/20/2039	324,606
372,681	GNMA Pool G2 4947	5.000	2/20/2041	409,116
1,183,452	GNMA Pool G2 MA3375	3.000	1/20/2046	1,213,363
994,090	GNMA Pool G2 MA3376	3.500	1/20/2046	1,029,107
704,248	GNMA Pool G2 MA3596	3.000	4/20/2046	721,151
1,787,720	GNMA Pool G2 MA3663	3.500	5/20/2046	1,850,695
843,870	GNMA Pool G2 MA3735	3.000	6/20/2046	863,890
658,488	GNMA Pool G2 MA3736	3.500	6/20/2046	681,685
1,066,466	GNMA Pool G2 MA4004	3.500	10/20/2046	1,104,036
1,052,360	GNMA Pool G2 MA4126	3.000	12/20/2046	1,077,658
755,258	GNMA Pool G2 MA4509	3.000	6/20/2047	773,002
1,070,588	GNMA Pool G2 MA4652	3.500	8/20/2047	1,107,321
1,409,587	GNMA Pool G2 MA4719	3.500	9/20/2047	1,457,791
1,427,286	GNMA Pool G2 MA4778	3.500	10/20/2047	1,475,941
1,225,770	GNMA Pool G2 MA4901	4.000	12/20/2047	1,277,584
1,133,990	GNMA Pool G2 MA4963	4.000	1/20/2048	1,181,323
1,182,234	GNMA Pool G2 MA5529	4.500	10/20/2048	1,233,110
1,231,052	GNMA Pool G2 MA5596	4.500	11/20/2048	1,284,319
1,381,337	GNMA Pool G2 MA5652	4.500	12/20/2048	1,440,780
1,274,411	GNMA Pool G2 MA5712	5.000	1/20/2049	1,333,433
1,188,042	GNMA Pool G2 MA5764	4.500	2/20/2049	1,242,657
625,158	GNMA Pool G2 MA5819	5.000	3/20/2049	656,770
394,330	GNMA Pool G2 MA5933	5.000	5/20/2049	415,043
555,470	GNMA Pool GN 783060	4.000	8/15/2040	590,382
246,796	GNMA Pool GN 783403	3.500	9/15/2041	256,317
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $24,901,550)			25,001,080

Schedule of Investments | Fixed Income Fund
As of June 30, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 33.4%
$3,040,000	United States Treasury Note	3.125	5/15/2021	$3,115,347
4,190,000	United States Treasury Note	2.125	6/30/2022	4,240,084
8,460,000	United States Treasury Note	2.250	11/15/2024	8,658,777
5,695,000	United States Treasury Note	2.000	8/15/2025	5,750,615
5,435,000	United States Treasury Note	1.625	2/15/2026	5,356,553
2,690,000	United States Treasury Note	4.500	2/15/2036	3,549,749
	TOTAL GOVERNMENT NOTES & BONDS (Cost $29,909,626)			30,671,125

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $54,811,176)			55,672,205

	TOTAL BONDS AND NOTES (Cost $86,029,994)			87,543,619
Shares
	EXCHANGE TRADED FUND (A) - 2.2%
80,000	Timothy Plan High Dividend Stock ETF (Cost $1,934,000)			1,991,200

	MONEY MARKET FUND - 2.9%
2,649,906	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)			2,649,906
	(Cost $2,649,906)

	TOTAL INVESTMENTS - 100.5% (Cost $90,613,900)			$92,184,725
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.5)%			(424,733)
	NET ASSETS - 100.0%			$91,759,992

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | High Yield Bond Fund
As of June 30, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 95.2%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$400,000
1,000,000	Adient US LLC (A)	7.000	5/15/2026	1,030,000
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	1,053,750
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	514,375
500,000	Amsted Industries, Inc. (A)	5.625	7/1/2027	522,500
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,017,500
950,000	B&G Foods, Inc.	5.250	4/1/2025	963,063
750,000	BBA US Holdings, Inc. (A)	5.375	5/1/2026	780,000
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	518,725
500,000	Cascades, Inc. (A)	5.500	7/15/2022	504,375
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	516,250
500,000	Centene Corp.	4.750	1/15/2025	517,355
560,000	Centennial Resource Production LLC (A)	6.875	4/1/2027	568,400
250,000	Colfax Corp. (A)	6.375	2/15/2026	268,438
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	254,375
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	1,000,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	743,250
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	471,250
1,000,000	Energizer Holdings, Inc. (A)	5.500	6/15/2025	1,015,000
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	865,000
500,000	Genesis Energy LP	6.750	8/1/2022	506,250
750,000	Geo Group, Inc.	5.125	4/1/2023	675,000
500,000	Geo Group, Inc.	6.000	4/15/2026	437,350
670,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	722,763
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	507,500
500,000	Go Daddy Operating Co. LLC (A)	5.250	12/1/2027	519,375
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	953,750
1,075,000	Greif, Inc. (A)	6.500	3/1/2027	1,112,625
500,000	Hanesbrands, Inc. (A)	4.875	5/15/2026	521,195
180,000	IAA, Inc. (A)	5.500	6/15/2027	187,650
1,000,000	Icahn Enterprises Finance Corp. (A)	6.250	5/15/2026	1,016,250
500,000	Itron, Inc. (A)	5.000	1/15/2026	512,500
750,000	Jagged Peak Energy LLC	5.875	5/1/2026	742,500
250,000	Jefferies Finance LLC	6.250	6/3/2026	252,812
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	521,250
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	942,500
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	512,500
300,000	MEDNAX, Inc. (A)	6.250	1/15/2027	295,875
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	1,017,500
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,046,250
1,500,000	Nationstar Mortgage Holdings, Inc. (A)	9.125	7/15/2026	1,526,250
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,588,250
1,500,000	NGL Energy Partners LP	6.125	3/1/2025	1,492,500
1,500,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	1,601,250
340,000	NuStar Logistics LP	6.000	6/1/2026	352,750
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,011,250
850,000	Olin Corp.	5.125	9/15/2027	876,562
580,000	Panther BF Aggregator 2 LP (A)	6.250	5/15/2026	603,925
1,080,000	Panther BF Aggregator 2 LP (A)	8.500	5/15/2027	1,115,100
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	510,000
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,051,250
1,000,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	910,000
500,000	Qualitytech LP (A)	4.750	11/15/2025	497,500
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,021,250
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	763,125
500,000	SemGroup LP	5.625	7/15/2022	495,380
500,000	SemGroup LP	6.375	3/15/2025	487,500
250,000	Service Corp. International	5.125	6/1/2029	264,375
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,015,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	509,375
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,007,500
500,000	Summit Midstream Holdings LLC	5.750	4/15/2025	440,000

Schedule of Investments | High Yield Bond Fund
As of June 30, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 95.2% (Cont.)
$500,000	Targa Resources Partners LP	4.250	11/15/2023	$501,875
500,000	Targa Resources Partners LP	5.375	2/1/2027	520,000
500,000	Teleflex, Inc.	4.875	6/1/2026	521,250
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	1,036,250
150,000	TransDigm, Inc. (A)	6.250	3/15/2026	158,250
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	776,025
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	980,260
750,000	United Rentals North America, Inc.	4.875	1/15/2028	766,875
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	796,875
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,254,678
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,541,250
325,000	Weekley Finance Corp.	6.000	2/1/2023	322,562
500,000	Weekley Finance Corp.	6.625	8/15/2025	496,250
1,000,000	Whiting Petroleum Corp.	6.625	1/15/2026	969,375
500,000	WPX Energy, Inc.	5.250	9/15/2024	515,625
250,000	WPX Energy, Inc.	5.750	6/1/2026	260,625
	TOTAL CORPORATE BONDS (Cost $56,226,451)			57,085,118

Shares
	MONEY MARKET FUND - 2.8%
2,061,452	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (C)
	(Cost $2,061,452)			2,061,452

	TOTAL INVESTMENTS - 98.0% (Cost $58,287,903)			$59,146,570
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 2.0%			819,612
	NET ASSETS - 100.0%			$59,966,182

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Co.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $32,974,134 and represent 55.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at June 30, 2019.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Israel Common Values Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.1%
	AEROSPACE/DEFENSE - 3.6%
17,501	Elbit Systems Ltd.	$2,616,574

	APPAREL - 0.8%
19,500	Delta-Galil Industries Ltd.	574,084

	BANKS - 18.2%
87,500	Bank Hapoalim BM (ADR)	3,193,750
443,000	Bank Leumi Le-Israel BM	3,199,641
69,300	First International Bank Of Israel Ltd. *	1,752,829
704,000	Israel Discount Bank Ltd.	2,875,967
90,000	Mizrahi Tefahot Bank Ltd. *	2,076,040
		13,098,227
	BUILDING MATERIALS - 1.1%
18,000	Caesarstone Ltd.	270,540
150,000	Inrom Construction Industries Ltd.	526,139
		796,679
	CHEMICALS - 4.1%
6,001	International Flavors & Fragrances, Inc. *	862,307
399,000	Israel Chemicals Ltd.	2,074,800
		2,937,107
	COMPUTERS - 5.8%
13,200	Check Point Software Technologies Ltd. *	1,526,052
12,300	CyberArk Software Ltd. *	1,572,432
49,210	Matrix IT Ltd.	708,509
6,000	Varonis Systems, Inc. *	371,640
		4,178,633
	ELECTRIC - 2.0%
7,000	Kenon Holdings Ltd.	148,379
20,700	Ormat Technologies, Inc.	1,312,196
		1,460,575
	ELECTRONICS - 1.6%
38,056	Ituran Location and Control Ltd.	1,145,105

	ENERGY-ALTERNATE SOURCES - 0.4%
131,360	Energix-Renewable Energies Ltd. *	265,184

	FOOD - 7.2%
29,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,548,892
210,000	Shufersal Ltd.	1,398,410
62,500	Strauss Group Ltd.	1,796,204
34,000	Victory Supermarket Chain Ltd.	455,488
		5,198,994
	HEALTHCARE - SERVICES - 0.8%
9,000	Danel Adir Yeoshua Ltd.	586,701

	HOLDING COMPANIES - DIVERSIFIED - 1.4%
45,000	Elco Ltd.	963,074

	HOME BUILDERS - 1.3%
1,800	Bayside Land Corp.	951,844

	INSURANCE - 6.1%
59,950	Clal Insurance Enterprises Holdings Ltd. *	1,000,133
165,000	Harel Insurance Investments & Financial Services Ltd.	1,236,615
1,080,000	Migdal Insurance & Financial Holding Ltd. *	1,132,523
167,400	Phoenix Holdings Ltd. *	1,012,881
		4,382,152

Schedule of Investments | Israel Common Values Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 0.5%
12,300	Fiverr International Ltd. *	$365,310

	LEISURE TIME - 1.1%
116,000	Maytronics Ltd.	797,824

	OIL & NATURAL GAS - 7.1%
381,541	Delek Drilling LP	1,139,313
30,000	Energean Oil & Gas PLC *	317,284
3,000	Israel Corp. Ltd. *	727,678
13,200	Noble Energy, Inc.	295,680
1,845,000	Oil Refineries Ltd. *	946,671
8,000	Paz Oil Co. Ltd.	1,124,672
737,500	Ratio Oil Exploration 1992 LP *	568,652
		5,119,950
	PHARMACEUTICALS - 1.7%
1,575,013	Novolog Ltd.	636,355
6,500	Taro Pharmaceutical Industries Ltd.	555,230
		1,191,585
	REAL ESTATE - 9.3%
80,000	Alony Hetz Properties & Investments Ltd.	1,037,641
176,000	Amot Investments Ltd.	1,169,534
31,000	Azrieli Group Ltd.	2,077,358
54,000	Gazit-Globe Ltd.	446,044
332,522	Jerusalem Economy Ltd. *	1,274,502
12,580	Melisron Ltd.	677,200
		6,682,279
	RETAIL - 1.5%
34,300	Tadiran Holdings Ltd.	1,102,124

	SEMICONDUCTORS - 5.9%
16,200	Mellanox Technologies Ltd. *	1,792,854
48,000	Nova Measuring Instruments Ltd. *	1,228,320
1	Tower Semiconductor Ltd. *	10
76,123	Tower Semiconductor Ltd. *	1,200,460
		4,221,644
	SOFTWARE - 5.7%
24,935	Hilan Ltd.	810,997
78,783	Magic Software Enterprises Ltd.	706,683
43,500	Radware Ltd. *	1,075,755
47,800	Sapiens International Corp. NV	794,436
13,500	Verint Systems, Inc. *	726,030
		4,113,901
	TELECOMMUNICATIONS - 6.9%
19,300	AudioCodes Ltd.	298,764
54,657	Cellcom Israel Ltd. *	157,959
25,600	Nice Ltd. (ADR) *	3,507,200
73,600	Partner Communications Co. Ltd. *	314,702
27,455	Pointer Telocation Ltd. *	418,689
8,917	Silicom Ltd. *	291,497
		4,988,811
	TEXTILES - 1.0%
25,300	Fox Wizel Ltd. *	724,266

	TOTAL COMMON STOCK (Cost $52,209,022)	68,462,627

	REITs - 1.1%
159,000	Reit 1 Ltd. * (Cost $707,568)	815,830

Schedule of Investments | Israel Common Values Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 4.5%
3,235,789	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	$3,235,789
	(Cost $3,235,789)

	TOTAL INVESTMENTS - 100.7% (Cost $56,152,379)	$72,514,246
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7)%	(479,673)
	NET ASSETS - 100.0%	$72,034,573

*	Non-income producing securities.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Diversification of Assets

Country	% of Net Assets
Israel	90.6%
United States	5.0%
United Kingdom	0.4%
Singapore	0.2%
Total	96.2%
Money Market Fund	4.5%
Other Assets Less Liabilities - Net	(0.7)%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 21.8%
	AGRICULTURE - 0.9%
1,709	Adecoagro SA *	$12,202
1,997	Bunge Ltd.	111,253
3,205	Darling Ingredients, Inc. *	63,747
3,622	Nutrien Ltd. *	193,632
		380,834
	CHEMICALS - 1.6%
2,755	CF Industries Holdings, Inc.	128,686
1,889	FMC Corp.	156,692
5,370	K+S AG	100,169
5,762	Mosaic Co.	144,223
1,463	Sasol Ltd. (ADR)	36,355
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)	56,216
484	Wacker Chemie AG	38,351
		660,692
	COMMERCIAL SERVICES - 0.1%
1,043	Harsco Corp. *	28,620

	ENVIRONMENTAL CONTROL - 0.2%
1,300	Kurita Water Industries Ltd.	32,277
1,279	Pentair PLC	47,579
		79,856
	FOOD - 0.8%
5,133	BRF SA (ADR) *	39,011
680	Cal-Maine Foods, Inc.	28,370
269	Fresh Del Monte Produce, Inc.	7,249
1,040	Ingredion, Inc.	85,790
1,900	Megmilk Snow Brand Co. Ltd.	41,654
12,300	Nippon Suisan Kaisha Ltd.	76,261
350	Sanderson Farms, Inc.	47,796
		326,131
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.	10,784

	HEALTHCARE - SERVICES - 0.8%
45,370	Brookdale Senior Living, Inc. *	327,118

	IRON/STEEL - 1.2%
1,178	Allegheny Technologies, Inc. *	29,686
3,413	ArcelorMittal (ADR) *	61,536
1,259	Gerdau SA (ADR)	4,897
4,300	Hitachi Metals Ltd.	48,572
5,600	Kobe Steel Ltd.	36,644
2,000	Nippon Steel & Sumitomo Metal Corp.	34,323
762	POSCO (ADR)	40,432
588	Salzgitter AG	16,861
733	Severstal PAO (GDR)	12,351
2,055	Steel Dynamics, Inc.	62,061
841	Ternium SA (ADR)	18,864
7,000	Tokyo Steel Manufacturing Co. Ltd.	52,887
4,228	United States Steel Corp.	64,731
		483,845
	MACHINERY - DIVERSIFIED - 1.5%
1,442	AGCO Corp.	111,856
4,046	CNH Industrial NV	41,593
1,861	Deere & Co.	308,386
9,200	Kubota Corp.	153,106
		614,941
	METAL FABRICATE/HARDWARE - 0.2%
500	Maruichi Steel Tube Ltd. *	13,890
1,843	Rexnord Corp. *	55,695
942	Tenaris SA (ADR)	24,784
		94,369

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 5.7%
2,967	Alamos Gold, Inc.	$17,950
3,064	Anglo American PLC	87,525
1,391	Antofagasta PLC	16,457
5,106	BHP Billiton Ltd. (ADR)	296,710
234	BHP Billiton PLC (ADR)	11,960
2,352	Cameco Corp. *	25,237
3,247	Cia De Minas Buenaventura (ADR)	54,127
817	Compass Minerals International, Inc.	44,894
3,000	Detour Gold Corp. *	37,926
145	Eramet	9,653
959	Franco-Nevada Corp.	81,400
24,174	Glencore PLC	84,100
17,287	Gold Fields Ltd. (ADR)	93,523
21,521	Hecla Mining Co.	38,738
31,631	IAMGOLD Corp. *	106,913
1,412	KAZ Minerals PLC	10,851
1,766	Livent Corp. *	12,221
1,800	Lundin Mining Corp.	9,931
3,400	Mitsubishi Materials Corp.	96,724
1,635	MMC Norilsk Nickel PJSC (ADR)	37,131
5,054	Newmont Mining Corp.	194,427
6,874	Pan American Silver Corp. *	88,743
3,600	Pretium Resources, Inc. *	36,036
5,970	Rio Tinto PLC (ADR)	372,170
117	Royal Gold, Inc.	11,991
1,948	Southern Copper Corp.	75,680
3,300	Sumitomo Metal Mining Co. Ltd.	98,596
9,143	Teck Resources Ltd.	211,442
1,249	Vedanta Ltd. (ADR)	12,702
1,503	Wheaton Precious Metals Corp. *	36,343
		2,312,101
	OIL & GAS - 6.4%
190	Anadarko Petroleum Corp.	13,406
4,506	Antero Resources Corp. *	24,918
2,136	Apache Corp.	61,880
21,100	ARC Resources Ltd	103,502
281	Cabot Oil & Gas Corp.	6,452
4,417	Callon Petroleum Co. *	29,108
2,464	Canadian Natural Resources Ltd.	66,454
6,166	Cenovus Energy, Inc.	54,499
1,323	Centennial Resource Development, Inc. *	10,041
901	Chesapeake Energy Corp. *	1,757
370	Cimarex Energy Co.	21,952
1,167	Concho Resources, Inc.	120,411
2,567	ConocoPhillips	156,587
2,504	Continental Resources, Inc. *	105,393
3,900	Crescent Point Energy Corp.	12,923
2,369	Devon Energy Corp.	67,564
319	Diamondback Energy, Inc.	34,761
1,026	Ecopetrol SA (ADR)	18,766
2,920	Encana Corp.	14,980
17,000	Enerplus Corp.	128,142
3,648	Ensco PLC - Class A	31,117
1,962	EOG Resources, Inc.	182,780
127	EQT Corp.	2,008
5,349	Equinor ASA (ADR)	105,803
587	Helmerich & Payne, Inc.	29,714
628	Hess Corp.	39,922
3,600	Husky Energy, Inc.	34,189
15,200	Inpex Corp.	137,031
904	Lukoil PJSC (ADR)	76,316
295	Lukoil PJSC (ADR)	24,904

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 6.4% (Continued)
894	Marathon Oil Corp.	$12,704
2,350	Matador Resources Co. *	46,718
151	Murphy Oil Corp.	3,722
21	Noble Energy, Inc.	470
546	Novatek OJSC (GDR)	115,752
92	Oasis Petroleum, Inc. *	523
435	Occidental Petroleum Corp.	21,872
800	Parex Resources, Inc. *	12,862
3,768	Parsley Energy, Inc. *	71,630
1,939	PDC Energy, Inc. *	69,920
3,018	Petroleo Brasileiro SA (ADR)	46,990
4,200	Peyto Exploration & Development Corp.	12,599
307	Pioneer Natural Resources Co.	47,235
3,059	PrairieSky Royalty Ltd.	43,073
2,659	QEP Resources, Inc. *	19,225
3,069	Range Resources Corp.	21,422
4,135	Rosneft Oil Company (GDR) *	27,084
9,000	Seven Generations Energy Ltd. *	44,217
1,829	Southwestern Energy Co. *	5,780
13,289	SRC Energy, Inc. *	65,913
2,600	Suncor Energy, Inc.	81,278
4,900	Tourmaline Oil Corp.	62,546
14,500	Whitecap Resources, Inc.	47,159
1,925	WPX Energy, Inc. *	22,157
504	YPF SA (ADR)	9,178
		2,629,309
	OIL & GAS SERVICES - 1.2%
1,569	Baker Hughes, Inc.	38,644
682	Core Laboratories NV	35,655
1,006	Dril-Quip, Inc. *	48,288
2,336	Halliburton Co.	53,121
409	National Oilwell Varco, Inc.	9,092
3,327	Oceaneering International, Inc. *	67,838
5,705	Patterson-UTI Energy, Inc.	65,665
2,616	Schlumberger Ltd.	103,960
733	TechnipFMC PLC (France)	18,865
1,311	TechnipFMC PLC *	34,007
		475,135
	WATER - 1.2%
459	American States Water Co.	34,535
1,356	American Water Works Co., Inc.	157,296
818	Aqua America, Inc.	33,841
437	California Water Service Group	22,125
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	105,636
1,505	United Utilities Group PLC	14,994
5,651	Veolia Environnement SA	137,845
		506,272

	TOTAL COMMON STOCK (Cost $10,191,594)	8,930,007

	REITs - 17.8%
474	American Tower Corp.	96,909
4,903	Apartment Investment & Management Co. - Class A	245,738
1,680	AvalonBay Communities, Inc.	341,342
1,689	Boston Properties, Inc.	217,881
3,717	Columbia Property Trust, Inc.	77,091
801	Crown Castle International Corp.	104,410
4,536	CubeSmart	151,684
8,715	Duke Realty Corp.	275,481
2,312	EPR Properties	172,452
830	Equinix, Inc.	418,561
2,366	Equity Lifestyle Properties, Inc.	287,091

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 17.8% (Continued)
4,731	Equity Residential			$359,178
637	Essex Property Trust, Inc.			185,959
1,333	Federal Realty Investment Trust			171,637
6,136	HCP, Inc.			196,229
7,382	Hospitality Properties Trust			184,550
3,556	Hudson Pacific Properties, Inc.			118,308
7,827	Invitation Homes, Inc.			209,216
1,689	Kilroy Realty Corp.			124,665
1,274	Mid-America Apartment Communities, Inc.			150,026
3,634	National Retail Properties, Inc.			192,638
998	PotlatchDeltic Corp.			38,902
7,045	Prologis, Inc.			564,305
1,157	PS Business Parks, Inc.			194,989
711	Public Storage			169,339
2,233	Rayonier, Inc.			67,660
2,579	Regency Centers Corp.			172,123
5,115	RLJ Lodging Trust			90,740
3,825	Sabra Health Care REIT, Inc.			75,314
2,233	Simon Property Group, Inc.			356,744
1,225	SL Green Realty Corp.			98,453
2,579	Spirit Realty Capital, Inc.			110,020
7,648	Store Capital Corp.			253,837
889	Sun Communities, Inc.			113,961
2,485	UDR, Inc.			111,552
1,132	Vornado Realty Trust			72,561
1,689	Weingarten Realty Investors			46,312
5,022	Welltower, Inc.			409,444
1,726	Weyerhaeuser Co.			45,463
	TOTAL REITS (Cost $6,865,226)			7,272,765

Principal		Coupon Rate %	Maturity
	BONDS & NOTES - 27.3%
	COPORATE BONDS - 2.3%
$400,000	LYB International Finance BV	4.000	7/15/2023	421,276
500,000	Welltower, Inc.	3.750	3/15/2023	521,071
	TOTAL CORPORATE BONDS (Cost $894,468)			942,347

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 25.0%
785,000	TIPS	0.125	4/15/2021	838,723
1,010,000	TIPS	0.125	4/15/2022	1,053,192
1,075,000	TIPS	0.625	1/15/2024	1,198,217
830,000	TIPS	2.375	1/15/2025	1,257,817
790,000	TIPS	2.000	1/15/2026	1,132,202
870,000	TIPS	2.375	1/15/2027	1,273,750
785,000	TIPS	1.750	1/15/2028	1,073,957
790,000	TIPS	2.500	1/15/2029	1,131,673
855,000	TIPS	2.125	2/15/2041	1,286,509
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $10,018,518)			10,246,040

	TOTAL BONDS AND NOTES (Cost $10,912,986)			11,188,387

Ounces
	ALTERNATIVE INVESTMENTS - 21.1%
6,143	Gold Bars * (Cost $7,240,875)			8,663,201

Shares
	MONEY MARKET FUND - 10.8%
4,441,158	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)			4,441,158
	(Cost $4,441,158)

	TOTAL INVESTMENTS - 98.8% (Cost $39,651,839)			$40,495,518
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.2%			482,448
	NET ASSETS - 100.0%			$40,977,966

*	Non-income producing securities/investments.

**	Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Strategic Growth Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUND (A) - 10.6%
152,000	Timothy Plan U.S. Large Cap Core ETF (Cost $3,709,069)	$3,849,324

	MUTUAL FUNDS - 87.9% (B)
156,484	Timothy Plan Aggressive Growth Fund	1,284,733
284,017	Timothy Plan Defensive Strategies Fund	3,288,920
281,565	Timothy Plan Emerging Markets Fund	2,593,210
419,155	Timothy Plan Fixed Income Fund	4,313,102
330,232	Timothy Plan Growth & Income Fund	3,431,108
214,130	Timothy Plan High Yield Bond Fund	1,995,695
781,796	Timothy Plan International Fund	7,239,434
107,602	Timothy Plan Israel Common Values Fund	1,820,626
234,177	Timothy Plan Large/Mid Cap Growth Fund	2,032,654
107,603	Timothy Plan Large/Mid Cap Value Fund	2,007,873
106,891	Timothy Plan Small Cap Value Fund	1,847,070
	TOTAL MUTUAL FUNDS (Cost $30,467,271)	31,854,425

	MONEY MARKET FUND - 1.6%
595,530	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (C)	595,530
	(Cost $595,530)

	TOTAL INVESTMENTS - 100.1% (Cost $34,771,870)	$36,299,279
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(38,444)
	NET ASSETS - 100.0%	$36,260,835

(A)	Affiliated Fund.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Conservative Growth Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUND (A) - 9.2%
171,000	Timothy Plan U.S. Large Cap Core ETF (Cost $4,171,750)	$4,330,490

	MUTUAL FUNDS - 86.3% (B)
115,497	Timothy Plan Aggressive Growth Fund	948,226
326,084	Timothy Plan Defensive Strategies Fund	3,776,054
233,780	Timothy Plan Emerging Markets Fund	2,153,110
1,421,126	Timothy Plan Fixed Income Fund	14,623,390
426,516	Timothy Plan Growth & Income Fund	4,431,499
276,571	Timothy Plan High Yield Bond Fund	2,577,645
543,736	Timothy Plan International Fund	5,034,996
97,281	Timothy Plan Israel Common Values Fund	1,646,001
192,477	Timothy Plan Large/Mid Cap Growth Fund	1,670,698
88,388	Timothy Plan Large/Mid Cap Value Fund	1,649,322
110,449	Timothy Plan Small Cap Value Fund	1,908,562
	TOTAL MUTUAL FUNDS (Cost $39,276,479)	40,419,503

	MONEY MARKET FUND - 4.6%
2,169,115	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (C)	2,169,115
	(Cost $2,169,115)

	TOTAL INVESTMENTS - 100.1% (Cost $45,617,344)	$46,919,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(57,828)
	NET ASSETS - 100.0%	$46,861,280

(A)	Affiliated Fund.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Emerging Markets Fund
As of June 30, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 73.5%
	AEROSPACE/DEFENSE - 4.1%
47,885	Embraer SA (ADR)	$963,925

	AGRICULTURE - 2.9%
61,589	Adecoagro SA *	439,746
21,178	Astral Foods Ltd.	232,802
		672,548
	AIRLINES - 1.7%
4,134	Copa Holdings SA	403,354

	AUTO MANUFACTURERS - 2.7%
16,724	Kia Motors Corp.	637,298

	AUTO PARTS & EQUIPMENT - 2.6%
2,268	China Yuchai International Ltd.	33,997
2,852	Hyundai Mobis Co. Ltd.	581,688
		615,685
	BANKS - 15.3%
22,000	Absa Group Ltd.	274,586
190,191	AkBank TAS *	223,599
65,501	Banco del Bajio SA * (A)	131,059
24,600	Bangkok Bank PCL (NVDR)	158,024
1,160,200	Bank Rakyat Indonesia Persero Tbk PT	358,059
7,980	Erste Group Bank AG	296,620
21,200	Hapvida Participacoes E Investimentos SA *	216,445
42,546	Nova Ljubljanska Banka dd (GDR)	562,036
143,871	Sberbank of Russia	542,733
111,100	Siam Commercial Bank Public Company Limited	505,371
9,711	TBC Bank Group PLC	196,264
88,647	Turkiye Garanti Bankasi AS *	139,469
		3,604,265
	BUILDING MATERIALS - 3.4%
187,491	Cemex SAB de CV (ADR)	794,962
85,571	Urbi Desarrollos Urbanos SAB de CV *	4,405
		799,367
	COMMERCIAL SERVICES - 7.3%
73,700	Cielo SA	129,415
60,300	Estacio Participacoes SA	460,669
275,506	ITE Group PLC	250,705
121,500	Kroton Educacional SA	348,080
174,683	Prosegur Cash SA	346,137
2,058	S-1 Corp. *	173,958
		1,708,964
	COMPUTERS - 1.8%
59,000	Asustek Computer, Inc.	423,606

	ELECTRIC - 1.3%
99,000	AES Tiete Energia SA	307,902

	ELECTRONICS - 1.3%
30,498	Flex Ltd. *	291,866

	ENGINEERING & CONSTRUCTION - 1.7%
1,154,200	Jasmine Broadband Internet Infrastructure Fund	406,468

	FOOD - 2.3%
730,000	First Pacific Co. Ltd.	296,205
7,137	X5 Retail Group NV (GDR)	244,728
		540,933

Schedule of Investments | Emerging Markets Fund
As of June 30, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 1.2%
36,773	Korean Reinsurance Company *	$277,712

	IRON/STEEL - 1.8%
1,991	POSCO	421,599

	MINING - 0.4%
6,559	NAC Kazatomprom JSC (GDR)	93,794

	MULTI-NATIONAL - 2.9%
32,563	Banco Latinoamericano de Comercio Exterior SA	678,287

	OIL & GAS - 5.4%
265,277	Vivo Energy PLC (A)	447,682
44,904	YPF SA (ADR)	817,702
		1,265,384
	RETAIL - 2.6%
202,500	Lifestyle International Holdings Ltd.	296,006
101,000	Luk Fook Holdings International Ltd.	316,736
		612,742
	SEMICONDUCTORS - 2.7%
11,235	Samsung Electronics Co., Ltd.	457,320
28,000	Taiwan Semiconductor Manufacturing Co. Ltd. *	215,458
		672,778
	SOFTWARE - 1.9%
914,000	Chinasoft International Ltd.	449,249

	TELECOMMUNICATIONS - 6.2%
21,306	Empresa Nacional de Telecomunicaciones SA *	216,534
118,438	Mobile TeleSystems PJSC *	534,966
3,275,675	XL Axiata TBK PT *	690,958
		1,442,458

	TOTAL COMMON STOCK (Cost $18,789,385)	17,290,184

	PREFERRED STOCK - 7.6%
11,600	Cia Brasileira de Distribuicao	286,016
1,268,738	Grupo Aval Acciones y Valores SA	508,366
60,700	Petroleo Brasileiro SA *	432,208
836,971	Surgutneftegas OJSC *	563,970
	TOTAL PREFERRED STOCK (Cost $1,522,479)	1,790,560

	REITs - 7.6%
1,102,377	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	215,368
443,043	Fibra Uno Administracion SA de CV	587,137
286,350	Macquarie Mexico Real Estate Management SA de CV (A)	326,420
420,201	PLA Administradora Industrial S de RL de CV	658,134
	TOTAL REITs (Cost $2,553,956)	1,787,059

	MONEY MARKET FUND - 12.1%
2,853,958	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)
	(Cost $2,853,958)	2,853,958

	TOTAL INVESTMENTS - 100.8% (Cost $25,719,778)	$23,721,761
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.8)%	(181,446)
	NET ASSETS - 100.0%	$23,540,315

*	Non-income producing securities.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $905,161 and represent 3.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2019.

Schedule of Investments | Emerging Markets Fund
As of June 30, 2019 (Unaudited) (Continued)

Diversification of Assets

Country	% of Net Assets
Brazil	13.4%
South Korea	10.8%
Mexico	10.6%
Russia	8.0%
Argentina	5.3%
Panama	4.6%
Thailand	4.5%
Indonesia	4.5%
Hong Kong	3.9%
United Kingdom	3.0%
Taiwan	2.7%
Turkey	2.5%
Slovenia	2.4%
Colombia	2.2%
South Africa	2.2%
China	1.9%
Spain	1.5%
Austria	1.3%
United States	1.2%
Chile	0.9%
Georgia	0.8%
Kazakhstan	0.4%
Singapore	0.1%
Total	88.7%
Money Market Fund	12.1%
Other Assets in Excess of Liabilities - Net	(0.8)%
Grand Total	100.0%

Schedule of Investments | Growth & Income Fund
As of June 30, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 38.8%
	CORPORATE BONDS - 10.8%
$160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$162,708
160,000	American Electric Power	3.200	11/13/2027	163,263
160,000	Aptiv Corp.	4.150	3/15/2024	168,417
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	164,343
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	167,968
160,000	CSX Corp.	3.250	6/1/2027	165,197
80,000	Digital Realty Trust LP	3.700	8/15/2027	82,221
80,000	Dollar General Corp.	4.125	5/1/2028	85,143
120,000	Dominion Energy, Inc.	2.579	7/1/2020	119,828
120,000	Eaton Corp.	2.750	11/2/2022	121,583
120,000	European Investment Bank	2.375	6/15/2022	121,950
120,000	HCP, Inc.	3.500	7/15/2029	120,530
120,000	KFW	2.125	6/15/2022	121,142
130,000	LYB International Finance BV	4.000	7/15/2023	136,823
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	123,093
240,000	NiSource Finance Corp.	3.490	5/15/2027	248,252
160,000	Nutrien Ltd.	4.000	12/15/2026	166,918
160,000	Phillips 66 Partners LP	3.605	2/15/2025	164,867
120,000	Province of Ontario Canada	2.500	4/27/2026	122,033
120,000	Province of Quebec Canada	2.375	1/31/2022	121,370
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	115,366
190,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	194,308
115,000	WEC Energy Group, Inc.	3.550	6/15/2025	120,763
	TOTAL CORPORATE BONDS (Cost $3,225,830)			3,278,086

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.0%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 8.0%
147,165	GNMA Pool G2 MA3375	3.000	1/20/2046	150,839
176,843	GNMA Pool G2 MA3376	3.500	1/20/2046	183,017
146,459	GNMA Pool G2 MA3596	3.000	4/20/2046	149,928
119,181	GNMA Pool G2 MA3663	3.500	5/20/2046	123,342
158,537	GNMA Pool G2 MA3736	3.500	6/20/2046	164,072
148,166	GNMA Pool G2 MA4126	3.000	12/20/2046	151,682
53,533	GNMA Pool G2 MA4509	3.000	6/20/2047	54,774
177,726	GNMA Pool G2 MA4652	3.500	8/20/2047	183,768
179,402	GNMA Pool G2 MA4719	3.500	9/20/2047	185,481
176,550	GNMA Pool G2 MA5529	4.500	10/20/2048	184,065
143,703	GNMA Pool G2 MA5596	4.500	11/20/2048	149,853
141,052	GNMA Pool G2 MA5652	4.500	12/20/2048	147,056
98,032	GNMA Pool G2 MA5712	5.000	1/20/2049	102,518
140,386	GNMA Pool G2 MA5764	4.500	2/20/2049	146,774
143,885	GNMA Pool G2 MA5819	5.000	3/20/2049	151,083
84,856	GNMA Pool G2 MA5933	5.000	5/20/2049	89,267
115,000	GNMA Pool G2 MA5986	4.000	6/20/2049	119,803
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,427,974)			2,437,322

Schedule of Investments | Growth & Income Fund
As of June 30, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 20.0%
$1,360,000	United States Treasury Note	3.125	5/15/2021	$1,393,469
1,165,000	United States Treasury Note	2.125	6/30/2022	1,178,743
1,230,000	United States Treasury Note	2.250	11/15/2024	1,258,636
850,000	United States Treasury Note	2.000	8/15/2025	858,135
720,000	United States Treasury Note	1.625	2/15/2026	709,481
495,000	United States Treasury Note	4.500	2/15/2036	653,110
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $5,926,485)			6,051,574

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,354,459)			8,488,896

	TOTAL BONDS & NOTES (Cost $11,580,289)			11,766,982

Shares
	EXCHANGE TRADED FUND (A) - 60.6%
737,000	Timothy Plan High Dividend Stock ETF (Cost $18,404,298)			18,343,930

	MONEY MARKET FUND - 0.9%
272,281	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)			272,281
	(Cost $272,281)

	TOTAL INVESTMENTS - 100.3% (Cost $30,256,868)			$30,383,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%			(86,805)
	NET ASSETS - 100.0%			$30,296,388

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

LP - Limited Partnership.

(A)	Affiliated Fund.

(B) Variable rate security; the rate shown represents the yield at June 30, 2019.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2019 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

● Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2019 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2019:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,959,090	$—	$—	$23,959,090
Money Market Fund	2,108,627	—	—	2,108,627
Total	$26,067,717	$—	$—	$26,067,717

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$91,602,655	$—	$—	$91,602,655
Money Market Fund	4,862,455	—	—	4,862,455
Total	$96,465,110	$—	$—	$96,465,110

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$69,085,084	$—	$—	$69,085,084
Exchange Traded Fund	18,233,640	—	—	18,233,640
Money Market Fund	1,521,242	—	—	1,521,242
Total	$88,839,966	$—	$—	$88,839,966

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$127,442,601	$—	$—	$127,442,601
REITS	17,616,170	—	—	17,616,170
Money Market Fund	4,094,422	—	—	4,094,422
Total	$149,153,193	$—	$—	$149,153,193

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2019 (Unaudited) (Continued)

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$160,771,645	$—	$—	$160,771,645
Exchange Traded Funds	46,197,340	—	—	46,197,340
REITS	8,459,331	—	—	8,459,331
Money Market Fund	981,397	—	—	981,397
Total	$216,409,713	$—	$—	$216,409,713

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,871,414	$—	$31,871,414
Government Mortage-Backed Securities	—	25,001,080	—	25,001,080
Government Notes & Bonds	—	30,671,125	—	30,671,125
Exchange Traded Fund	1,991,200	—	—	1,991,200
Money Market Fund	2,649,906	—	—	2,649,906
Total	$4,641,106	$87,543,619	$—	$92,184,725

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$57,085,118	$—	$57,085,118
Money Market Fund	2,061,452	—	—	2,061,452
Total	$2,061,452	$57,085,118	$—	$59,146,570

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$68,462,627	$—	$—	$68,462,627
REITS	815,830	—	—	815,830
Money Market Fund	3,235,789	—	—	3,235,789
Total	$72,514,246	$—	$—	$72,514,246

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,930,007	$—	$—	$8,930,007
REITS	7,272,765	—	—	7,272,765
Corporate Bonds	—	942,347	—	942,347
Treasury Inflation Protected Securities (TIPS)	—	10,246,040	—	10,246,040
Alternative Investments *	8,663,201	—	—	8,663,201
Money Market Fund	4,441,158	—	—	4,441,158
Total	$29,307,131	$11,188,387	$—	$40,495,518

* Reflects the fund’s investment in gold.

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,849,324	$—	$—	$3,849,324
Mutual Funds	31,854,425	—	—	31,854,425
Money Market Fund	595,530	—	—	595,530
Total	$36,299,279	$—	$—	$36,299,279

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2019 (Unaudited) (Continued)

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,330,490	$—	$—	$4,330,490
Mutual Funds	40,419,503	—	—	40,419,503
Money Market Fund	2,169,115	—	—	2,169,115
Total	$46,919,108	$—	$—	$46,919,108

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,835,612	$1,454,572	$—	$17,290,184
Preferred Stock	1,226,590	563,970	—	1,790,560
REITs	1,787,059	—	—	1,787,059
Money Market Fund	2,853,958	—	—	2,853,958
Total	$21,703,219	$2,018,542	$—	$23,721,761

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,278,086	$—	$3,278,086
Government Mortage-Backed Securities	—	2,437,322	—	2,437,322
Government Notes & Bonds	—	6,051,574	—	6,051,574
Exchange Traded Fund	18,343,930	—	—	18,343,930
Money Market Fund	272,281	—	—	272,281
Total	$18,616,211	$11,766,982	$—	$30,383,193

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Aggressive Growth	$21,229,761	$5,479,038	$(641,082)	$4,837,956
International	88,379,460	14,504,914	(6,419,264)	8,085,650
Large/Mid Cap Growth	76,032,197	15,151,676	(2,343,907)	12,807,769
Small Cap Value	141,716,624	17,070,668	(9,634,099)	7,436,569
Large/Mid Cap Value	191,165,534	34,281,955	(9,037,776)	25,244,179
Fixed Income	90,613,900	1,814,517	(243,692)	1,570,825
High Yield Bond	58,287,903	1,301,834	(443,167)	858,667
Israel Common Values	57,651,807	17,307,247	(2,444,808)	14,862,439
Defensive Strategies	39,738,322	2,919,487	(2,162,291)	757,196
Strategic Growth	34,879,403	1,677,304	(257,428)	1,419,876
Conservative Growth	45,733,567	1,492,377	(306,836)	1,185,541
Emerging Markets	25,823,317	1,293,844	(3,395,400)	(2,101,556)
Growth & Income	30,251,914	192,484	(61,205)	131,279